REGULATORY MATTERS (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Banking and Thrift [Abstract]
Total Capital (to Risk-Weighted Assets) Actual Amount	$ 31,687	$ 31,584	$ 30,574
Total Capital (to Risk-Weighted Assets) Actual Ratio	16.26%	16.93%	17.09%
Total Capital (to Risk-Weighted Assets) For Capital Adequacy Purposes Amount	$ 15,592	$ 14,928	$ 14,313
Total Capital (to Risk-Weighted Assets) For Capital Adequacy Purposes Ratio	8.00%	8.00%	8.00%
Total Capital (to Risk-Weighted Assets) To be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 19,490	$ 18,660	$ 17,891
Total Capital (to Risk-Weighted Assets) To be Well Capitalized Under Prompt Corrective Action Provisions Ratio	10.00%	10.00%	10.00%
Tier I Capital (to Risk-Weighted Assets) Actual Amount	$ 29,635	$ 29,690	$ 28,867
Tier I Capital (to Risk-Weighted Assets) Actual Ratio	15.21%	15.91%	16.13%
Tier I Capital (to Risk-Weighted Assets) For Capital Adequacy Purposes Amount	$ 11,694	$ 11,196	$ 7,157
Tier I Capital (to Risk-Weighted Assets) For Capital Adequacy Purposes Ratio	6.00%	6.00%	4.00%
Tier I Capital (to Risk-Weighted Assets) To be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 15,592	$ 14,928	$ 10,735
Tier I Capital (to Risk-Weighted Assets) To be Well Capitalized Under Prompt Corrective Action Provisions Ratio	8.00%	8.00%	6.00%
Common Equity Tier I Capital (to Risk-Weighted Assets) Actual Amount	$ 29,635	$ 29,690
Common Equity Tier I Capital (to Risk-Weighted Assets) Actual Ratio	15.21%	15.91%
Common Equity Tier I Capital (to Risk-Weighted Assets) For Capital Adequacy Purposes Amount	$ 8,771	$ 8,397
Common Equity Tier I Capital (to Risk-Weighted Assets) For Capital Adequacy Purposes Ratio	4.50%	4.50%
Common Equity Tier I Capital (to Risk-Weighted Assets) To be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 12,669	$ 12,129
Common Equity Tier I Capital (to Risk-Weighted Assets) To be Well Capitalized Under Prompt Corrective Action Provisions Ratio	6.50%	6.50%
Tier I Capital (to Average Assets) Actual Amount	$ 29,635	$ 29,690	$ 28,867
Tier I Capital (to Average Assets) Actual Ratio	11.09%	11.06%	11.68%
Tier I Capital (to Average Assets) For Capital Adequacy Purposes Amount	$ 10,690	$ 10,742	$ 9,887
Tier I Capital (to Average Assets) For Capital Adequacy Purposes Ratio	4.00%	4.00%	4.00%
Tier I Capital (to Average Assets) To be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 13,363	$ 13,428	$ 12,359
Tier I Capital (to Average Assets) To be Well Capitalized Under Prompt Corrective Action Provisions Ratio	5.00%	5.00%	5.00%